INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income before provision for income tax and share of results of equity investees	¥ (1,040,322)	$ (142,523)	¥ 12,524	¥ (2,533)
Income tax benefits/(expense) computed at an applicable tax rate of 25%	260,081		(3,131)	633
Effect of permanent differences	(34,587)		(27,346)	(1,423)
Effect of research and development super-deduction	52,705		44,935	36,263
Effect of preferential tax rate	(67,850)		17,480	581
Effect on tax rates in different tax jurisdictions	291		3,459	(8,835)
Change in valuation allowance	(219,272)		(46,054)	(11,514)
Income tax benefits/(expenses)	¥ (8,632)	$ (1,183)	¥ (10,657)	¥ 15,705